Expense Example, No Redemption - Prospectus #1	Calvert High Yield Bond Fund Class A 1 Year	Calvert High Yield Bond Fund Class A 3 Years	Calvert High Yield Bond Fund Class A 5 Years	Calvert High Yield Bond Fund Class A 10 Years	Calvert High Yield Bond Fund Class C 1 Year	Calvert High Yield Bond Fund Class C 3 Years	Calvert High Yield Bond Fund Class C 5 Years	Calvert High Yield Bond Fund Class C 10 Years	Calvert High Yield Bond Fund Class I 1 Year	Calvert High Yield Bond Fund Class I 3 Years	Calvert High Yield Bond Fund Class I 5 Years	Calvert High Yield Bond Fund Class I 10 Years	Calvert High Yield Bond Fund Class R6 1 Year	Calvert High Yield Bond Fund Class R6 3 Years	Calvert High Yield Bond Fund Class R6 5 Years	Calvert High Yield Bond Fund Class R6 10 Years	Calvert Income Fund Class A 1 Year	Calvert Income Fund Class A 3 Years	Calvert Income Fund Class A 5 Years	Calvert Income Fund Class A 10 Years	Calvert Income Fund Class C 1 Year	Calvert Income Fund Class C 3 Years	Calvert Income Fund Class C 5 Years	Calvert Income Fund Class C 10 Years	Calvert Income Fund Class I 1 Year	Calvert Income Fund Class I 3 Years	Calvert Income Fund Class I 5 Years	Calvert Income Fund Class I 10 Years	Calvert Income Fund Class R6 1 Year	Calvert Income Fund Class R6 3 Years	Calvert Income Fund Class R6 5 Years	Calvert Income Fund Class R6 10 Years	Calvert Short Duration Income Fund Class A 1 Year	Calvert Short Duration Income Fund Class A 3 Years	Calvert Short Duration Income Fund Class A 5 Years	Calvert Short Duration Income Fund Class A 10 Years	Calvert Short Duration Income Fund Class C 1 Year	Calvert Short Duration Income Fund Class C 3 Years	Calvert Short Duration Income Fund Class C 5 Years	Calvert Short Duration Income Fund Class C 10 Years	Calvert Short Duration Income Fund Class I 1 Year	Calvert Short Duration Income Fund Class I 3 Years	Calvert Short Duration Income Fund Class I 5 Years	Calvert Short Duration Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class R6 1 Year	Calvert Short Duration Income Fund Class R6 3 Years	Calvert Short Duration Income Fund Class R6 5 Years	Calvert Short Duration Income Fund Class R6 10 Years	Calvert Mortgage Access Fund Class A 1 Year	Calvert Mortgage Access Fund Class A 3 Years	Calvert Mortgage Access Fund Class C 1 Year	Calvert Mortgage Access Fund Class C 3 Years	Calvert Mortgage Access Fund Class I 1 Year	Calvert Mortgage Access Fund Class I 3 Years	Calvert Mortgage Access Fund Class R6 1 Year	Calvert Mortgage Access Fund Class R6 3 Years
USD ($)	426	639	870	1,532	180	557	959	1,886	79	246	428	954	69	220	383	858	417	612	823	1,431	171	530	913	1,788	69	218	379	847	64	202	351	786	301	464	641	1,153	154	479	826	1,605	52	165	288	648	46	144	252	567	437	739	192	658	91	350	91	350